SIGNIFICANT COMMITMENTS AND AGREEMENTS	12 Months Ended
Dec. 31, 2019
SIGNIFICANT COMMITMENTS AND AGREEMENTS
SIGNIFICANT COMMITMENTS AND AGREEMENTS

34. SIGNIFICANT COMMITMENTS AND AGREEMENTS

a.   Capital expenditures

As of December 31, 2019, capital expenditures committed under the contractual arrangements, principally relating to procurement and installation of data, internet and information technology, cellular, transmission equipment, and cable network are as follows:

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	9,412
U.S. dollar	87.78	1,219
Euro	1.06	16
HKD	0.77	1
Total		10,648

The above balance includes the following significant agreements:

(i)  The Company

Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company, TII and NEC Corporation	May 12, 2016	Procurement and Installation Agreement Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway
The Company and PT Datacomm Diangraha	November 19, 2018	Procurement and Installation Agreement Metro Ethernet Platform Nokia-ALU expansion
The Company and PT NEC Indonesia	March 26, 2019	Procurement and Installation Agreement Radio IP Backhaul Node-B Telkomsel Platform NEC
The Company and PT Lintas Teknologi Indonesia	April 6, 2019	Procurement and Installation Agreement Dual Wavelength Division Multiplexing ("DWDM") Platform Nokia 2018
The Company and PT Huawei Tech Investment	September 18, 2019	Procurement and Installation Agreement OTN VCN Platform Huawei Phase II
The Company and PT ZTE Indonesia	October 10, 2019	Procurement and Installation Agreement OLT Platform ZTE
The Company and PT ZTE Indonesia	December 16, 2019	Procurement and Installation Agreement DWDM dan OTN Platform ZTE
The Company and PT Pembangunan Deltamas	December 19, 2019	Land Purchase Agreement in Greenland International Industrial Center (“GIIC”) - Kota Deltamas
The Company and PT Huawei Tech Investment	December 23, 2019	Procurement and Installation Agreement DWDM Platform Huawei
The Company and PT ZTE Indonesia	December 27, 2019	Procurement and Installation Agreement VIMS Platform ZTE
The Company and PT NEC Indonesia	December 31, 2019	Procurement and Installation Agreement ISP SKKL Platform NEC Transport PoP Expansion Phase-2

(ii)  Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, PT Ericsson Indonesia, Ericsson AB, PT Nokia Siemens Networks, NSN Oy, and Nokia Siemens Network GmbH & Co, KG	April 17, 2008	The combined 2G and 3G CS Core Network Rollout Agreement
Telkomsel, PT Ericsson Indonesia, and PT Nokia Siemens Networks	April 17, 2008	Technical Service Agreement (“TSA”) for combined 2G and 3G CS Core Network
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	February 8, 2010	Online Charging System ("OCS") and Service Control Points ("SCP") System Solution Development Agreement
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel and PT Huawei Tech Investment	March 25, 2013	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel and Wipro Limited and PT WT Indonesia	April 23, 2013	Development and Procurement of OSDSS Solution Agreement
Telkomsel and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex Rollout Agreement
Telkomsel, PT Ericsson Indonesia, PT Nokia Siemens Networks Indonesia, NSN Oy, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2018	Procurement agreement for Ultimate Radio Network Infrastructure ROA and TSA
Telkomsel, PT Dimension Data Indonesia, and PT Huawei Tech Investment	April 1, 2018	Agreement for Mobile Network Router Infrastructure
Telkomsel, PT Sigma Solusi Integrasi, Oracle Corporation, and PT Phincon	July 5, 2019	Development and Rollout Agreement (“DRA”) and Technical Support of Customer Relationship Management (“CRM”) solution System Integrator

(iii)  TII

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telin Hong Kong and Measat Satellite System Sdn. Bhd.	December 1, 2015	Procurement agreement on transponder leases services
Telin Singapore and LSK Engineering (S) Pte Ltd	August 1, 2019	Design and development for Singapore Data Center
TII and HKT Global Singapore Pte. Ltd.	September 12, 2019	Procurement agreement on Entitlement of PLCN Cable System

b.   Borrowings and other credit facilities

(i)   As of December 31, 2019, the Company has bank guarantee facilities for tender bond, performance bond, maintenance bond, deposit guarantee, and advance payment bond for various projects of the Company, as follows:

				Facility utilized
				Foreign currency	Rupiah
Lenders	Total facility	Maturity	Currency	(in million)	equivalent
BRI	500	March 14, 2020	Rp	—	291
BNI	500	March 31, 2020	Rp	—	386
Bank Mandiri	500	December 23, 2021	Rp	—	290
Total	1,500				967

(ii)  Telkomsel has a Rp1,000 billion bank guarantee facility with BRI. The facility will expire on September 25, 2022. Under this facility, as of December 31, 2019, Telkomsel has issued a bank guarantee amounting to Rp531 billion as payment commitment guarantee for annual right of usage fee valid until March 31, 2020 and Rp20 billion as frequency performance bond valid until May 31, 2020 (Note 34c.i).

Telkomsel has a Rp150 billion bank guarantee facility with BCA. The facility will expire on April 15, 2020. As of December 31, 2019, Telkomsel has issued a bank guarantee of Rp2 billion as M2M performance bond.

Telkomsel also has a Rp2,100 billion bank guarantee facility with BNI. The facility will expire on December 11, 2020. Telkomsel uses this facility for surety bond of 2.3 Ghz radio frequency amounting to Rp1,030 billion (Note 34c. ii) and Rp4 billion as M2M performance bond.

(iii) TII has a US$15 million or equal to Rp202 billion bank guarantee from Bank Mandiri and has been renewed in accordance with the addendum VIII (eight) on December 18, 2019, with a maximum credit limit of US$25 million or equal to Rp353 billion. The facility will expire on December 23, 2020. As of December 31, 2019, TII has not used the facility.

(iv) As of December 31, 2019, Sigma has unused facilities of bank guarantee from BNI amounting to Rp119 billion.

c.   Others

(i)   Radio frequency usage

Based on Decree No. 80 dated November 2, 2015 of the Government of the Republic of Indonesia which replaced Decree No. 76 dated December 15, 2010, Telkomsel is required to pay the annual frequency usage fees for the 800 Megahertz (“MHz”), 900 MHz, and 1800 MHz bandwidths using the formula set out in the decree.

As an implementation of the above decree, the Company and Telkomsel paid annual frequency usage fees since 2010.

Based on Decision letter No. 1987 Year 2017 dated November 15, 2017, which amended Decree No. 42 Year 2014 dated January 29, 2014, whereby the MoCI granted Telkomsel the rights to provide:

1.   Mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1800 MHz, 2.1 GHz, and 2.3 GHz; and

2.   Basic telecommunication services.

(ii)   Frequency licence

With reference to Decision Letters No. 268/KEP/M.KOMINFO/9/2009, No. 191 Year 2013, No. 509 Year 2016, No. 1896 year 2017, and No. 806 year 2019 of the MoCI, Telkomsel is required, among other things, to:

1.   Pay an annual right of usage Biaya Hak Penyelenggara (“BHP”) over the license term (10 years) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

2.   Issue a performance bond each year amounting to Rp20 billion for spectrum 2.1 GHz and a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz (Note 34b.ii).

(iii)  Receivable under non-cancelable lease agreements

Receivables under lease agreements as of December 31, 2019 are as follows:

		Less than		More than
	Total	1 year	1‑5 years	5 years
As lessor	8,526	1,722	4,446	2,358

(iv) USO

The MoCI issued Regulation No. 17 year 2016 dated September 26, 2016 which replaced Decree No. 45 year 2012 and other previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Subsequently, Decree No. 17 year 2016 dated September 26, 2016 was replaced by Decree No. 19 year 2016 which was effective from November 4, 2016. The latest Decree stipulates, among other things, the USO charged was effective for fiscal year 2016 and thereafter.

Based on MoCI Regulation No. 25 year 2015 dated June 30, 2015, it is stipulated that, among others, in providing telecommunication access and services in rural areas (USO Program), the provider is determined through a selection process by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”). BPPPTI replaced Balai Telekomunikasi dan Informatika Pedesaan (“BTIP”) based on Decree No. 18/PER/M.KOMINFO/11/2010 dated November 19, 2010 of MoCI. Based on Regulation No. 3 year 2018 of MOCI dated May 23, 2018, BPPPTI has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”). Subsequently, MOCI Regulation No. 25 year 2015 was replaced by MOCI Regulation No. 10 year 2018.

On December 27, 2011, Telkomsel (on behalf of Telkomsel Consortium, a consortium which was established with Dayamitra on December 9, 2011) was selected by BPPPTI as a provider of the USO Program in the border areas for all packages (package 1‑13) with a total price of Rp830 billion. On such date, Telkomsel was also selected by BPPPTI as a provider of the USO Program (Upgrading) of “Desa Pinter” or “Desa Punya Internet” for packages 1, 2, and 3 with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to BANI for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No.792/1/ARB-BANI/2016 requesting BPPPTI to pay compensation to Telkomsel amounting to Rp217 billion, and as of the date of the issuance of these consolidated financial statements, Telkomsel has received Rp91 billion (before tax) and no additional payment from BAKTI.